Investments Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		₨ 135,831.1	$ 1,652.6	₨ 53,199.5
Securities Available-for-Sale		4,878,844.0	59,360.6	4,388,563.1
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		184.1		304.1
Securities Available-for-Sale		507,504.1		174,680.3
Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		135,647.0		52,895.4
Securities Available-for-Sale		4,222,904.3		4,069,988.1
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		0.0		0.0
Securities Available-for-Sale		148,435.6		143,894.7
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		135,831.1		53,199.5
Securities Available-for-Sale		4,878,844.0		4,388,563.1
Equity securities	[1]	19,462.6		12,070.8
Total		5,034,137.7	61,250.0	4,453,833.4
Fair Value, Measurements, Recurring | Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		184.1		304.1
Securities Available-for-Sale		507,504.1		174,680.3
Equity securities	[1]	3,313.7		3,889.8
Total		511,001.9	6,217.3	178,874.2
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		135,647.0		52,895.4
Securities Available-for-Sale		4,222,904.3		4,069,988.1
Equity securities	[1]	16,148.9		8,181.0
Total		4,374,700.2	53,226.7	4,131,064.5
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		0.0		0.0
Securities Available-for-Sale		148,435.6		143,894.7
Equity securities	[1]	0.0		0.0
Total		₨ 148,435.6	$ 1,806.0	₨ 143,894.7

[1]	Equity securities classified within other assets.